Income tax and deferred taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Deferred tax assets	$ 161,340	$ 138,230
Deferred Tax Liabilities, Net	(317,441)	(321,641)
Deferred tax liability (asset)	(156,101)	(183,411)	$ (175,361)
Unrealized loss [Member]
Statement [Line Items]
Deferred tax assets	90,585	82,075
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	90,585	82,075	75,832
Property, plant and equipment and capitalized interest [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(187,168)	(197,167)
Deferred tax liability (asset)	(187,168)	(197,167)	(196,843)
Restoration and rehabilitation provision [Member]
Statement [Line Items]
Deferred tax assets	6,598	7,313
Deferred Tax Liabilities, Net	0	0
Manufacturing expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(107,215)	(106,420)
Deferred tax liability (asset)	(107,215)	(106,420)	(103,760)
Staff severance indemnities, unemployment insurance [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(6,669)	(6,000)
Deferred tax liability (asset)	(6,669)	(6,000)	(5,679)
Vacation accrual [Member]
Statement [Line Items]
Deferred tax assets	6,138	5,591
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	6,138	5,591	5,155
Inventory provision [Member]
Statement [Line Items]
Deferred tax assets	22,200	23,885
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	22,200	23,885	28,155
Materials provision [Member]
Statement [Line Items]
Deferred tax assets	8,812	7,982
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	8,812	7,982	6,239
Forwards [Member]
Statement [Line Items]
Deferred tax assets	0
Deferred Tax Liabilities, Net	0
Deferred tax liability (asset)	0	0	2,169
Employee benefits [Member]
Statement [Line Items]
Deferred tax assets	0	2,689
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	0	2,689	3,309
Research and development expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(3,580)	(3,533)
Deferred tax liability (asset)	(3,580)	(3,533)	(2,216)
bad debt provision [Member]
Statement [Line Items]
Deferred tax assets	5,072	3,542
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	5,072	3,542	4,188
Provision for legal complaints and expenses [Member]
Statement [Line Items]
Deferred tax assets	19,637	2,546
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	19,637	2,546	4,013
Loan approval expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(5,212)	(3,856)
Deferred tax liability (asset)	(5,212)	(3,856)	(2,337)
Junior mining companies valued based on stock price [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(3,929)	(1,287)
Deferred tax liability (asset)	(3,929)	(1,287)	(976)
Royality [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(3,014)	(1,357)
Deferred tax liability (asset)	(3,014)	(1,357)	(3,278)
Tax loss benefit [Member]
Statement [Line Items]
Deferred tax assets	844	2,296
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	844	2,296	1,124
Other deferred tax assets [Member]
Statement [Line Items]
Deferred tax assets	1,454	0
Deferred Tax Liabilities, Net	0	(2,021)
Deferred tax liability (asset)	1,454	(2,021)	5,005
Foreign items other [Member]
Statement [Line Items]
Deferred tax assets	0	311
Deferred Tax Liabilities, Net	(654)	0
Deferred tax liability (asset)	$ (654)	$ 311	$ 259